Stockholders' Deficit (Details) - Schedule of option activity - Options [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Stockholders' Deficit (Details) - Schedule of option activity [Line Items]
Option Number of Shares outstanding at beginning	11,753,422
Option Weighted Average Exercise Price outstanding	$ 0.36
Option Weighted Average Remaining Contractual Term outstanding at beginning	9 years 5 months 19 days		9 years 18 days
Option Aggregate Intrinsic Value outstanding at beginning	$ 196,825
Granted Number of Shares	26,874,270	10,030,764	80,000
Granted Weighted Average Exercise Price	$ 0.13	$ 0.3	$ 0.75
Granted Weighted Average Remaining Contractual Term	5 years	9 years 9 months 25 days	10 years
Granted Aggregate Intrinsic Value
Forfeited Number of Shares	(476,190)	(77,342)
Forfeited Weighted Average Exercise Price	$ 0.21	$ 1.5
Forfeited Weighted Average Remaining Contractual Term	9 years 2 months 12 days	9 years 1 month 13 days
Forfeited Aggregate Intrinsic Value
Exercised Number of Shares
Exercised Weighted Average Exercise Price
Exercised Weighted Average Remaining Contractual Term
Exercised Aggregate Intrinsic Value
Expired Number of Shares
Expired Weighted Average Exercise Price
Expired Weighted Average Remaining Contractual Term
Expired Aggregate Intrinsic Value
Option Number of Shares outstanding at ending	38,151,502	11,753,422
Option Weighted Average Exercise Price outstanding at ending	$ 0.2	$ 0.36
Option Weighted Average Remaining Contractual Term outstanding at ending	6 years 1 month 24 days
Option Aggregate Intrinsic Value outstanding at ending		$ 196,825
Option Number of Shares exercisable at ending	35,344,654	6,537,184
Option Weighted Average Exercise Price exercisable at ending	$ 0.2	$ 0.22
Option Weighted Average Remaining Contractual Term exercisable at ending	5 years 11 months 23 days	9 years 1 month 20 days
Option Aggregate Intrinsic Value exercisable at ending